Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated balance sheet - USD ($)	Dec. 31, 2020	Sep. 30, 2020
As Filed [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated balance sheet [Line Items]
Warrant liability
Total liabilities	126,650,582	130,780,485
Additional paid-in capital	217,027,804	168,134,414
(Accumulated deficit) retained earnings	(32,643,987)	(18,089,195)
Total equity attributable to HOFRE	184,390,227	150,048,494
Total equity	184,193,721	150,012,494
Restatement Adjustments [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated balance sheet [Line Items]
Warrant liability	19,112,000	4,530,000
Total liabilities	19,112,000	4,530,000
Additional paid-in capital	(44,915,116)	(30,040,000)
(Accumulated deficit) retained earnings	25,803,116	25,510,000
Total equity attributable to HOFRE	(19,112,000)	(4,530,000)
Total equity	(19,112,000)	(4,530,000)
Restated [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated balance sheet [Line Items]
Warrant liability	19,112,000	4,530,000
Total liabilities	145,762,582	135,310,485
Additional paid-in capital	172,112,688	138,094,414
(Accumulated deficit) retained earnings	(6,840,871)	7,420,805
Total equity attributable to HOFRE	165,278,227	145,518,494
Total equity	$ 165,081,721	$ 145,482,494